As filed with the Securities and Exchange Commission on May 9, 2012
Registration Nos. 333-62270 and 811-10399
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SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
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FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
Pre-Effective Amendment No.  _____
Post-Effective Amendment No. 62                                                                                    [X]
and/or

REGISTRATION STATEMENT
Under the Investment Company Act Of 1940

Amendment No. 64                                                                          [X]

HENDERSON GLOBAL FUNDS
(Exact Name of Registrant as Specified in Charter)

737 NORTH MICHIGAN AVENUE, SUITE 1700
CHICAGO, ILLINOIS 60611
(Address of Principal Executive Offices, including Zip Code)

Registrant's Telephone Number, Including Area Code:  (312) 397-1122

(Name and Address of Agent for Service)	Copy to:
CHRISTOPHER K. YARBROUGH 737 NORTH MICHIGAN AVENUE, SUITE 1700 CHICAGO, ILLINOIS 60611	CATHY G. O’KELLY VEDDER PRICE P.C. 222 NORTH LASALLE STREET CHICAGO, ILLINOIS 60601
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It is proposed that this filing will become effective:  (check appropriate box)
X	immediately upon filing pursuant to paragraph (b); or
on ______ pursuant to paragraph (b); or
60 days after filing pursuant to paragraph (a)(1); or
on _____________ pursuant to paragraph (a)(1); or
75 days after filing pursuant to paragraph (a)(2); or
on __________ pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:
___This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended and the Investment Company Act of 1940, as amended, the Registrant certifies that this Post-Effective Amendment No. 62 to the Registration Statement meets all the requirements for effectiveness pursuant to Rule 485(b) of the Securities Act of 1933, as amended, and the Registrant has duly caused this Post-Effective Amendment No. 62 and Amendment No. 64 under the Investment Company Act of 1940, as amended to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the in City of Chicago, and State of Illinois, on the 9th day of May, 2012.

HENDERSON GLOBAL FUNDS

By:           /s/ James G. O’Brien
    President

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities and on the dates indicated:

Signatures		Title	Date

By:	/s/ Roland C. Baker*	Trustee	May 9, 2012
Roland C. Baker

By:	/s/ Faris F. Chesley*	Trustee	May 9, 2012
Faris F. Chesley

By:	/s/ C. Gary Gerst*	Trustee	May 9, 2012
C. Gary Gerst

By:	/s/ James W. Atkinson*	Trustee	May 9, 2012
James W. Atkinson

By:	/s/ Richard W. Durkes*	Trustee	May 9, 2012
Richard W. Durkes

By:	/s/ James G. O’Brien	Trustee and President	May 9, 2012
	James G. O’Brien	(principal executive officer)

By:	/s/ Charles Thompson II	Trustee and Vice President	May 9, 2012
Charles Thompson II

By:	/s/ Troy Statczar	Treasurer	May 9, 2012
	Troy Statczar	(principal financial officer/
principal accounting officer)

*By:	/s/ James G. O’Brien
James G. O’Brien

* Pursuant to powers of attorney filed with Post-Effective Amendment No. 40 to the Registrant’s Registration Statement filed on Form N-1A with the Commission on October 1, 2010 and powers of attorney filed with Post-Effective Amendment No. 46 to the Registrant’s Registration Statement filed on Form N-1A with the Commission on April 1, 2011.

SIGNATURES

This Registration Statement contains certain disclosures regarding the State Street Money Market Portfolio (the “Portfolio”), a series of State Street Master Funds (the “Trust”).  The Trust has, subject to the next following sentence, duly caused this Post-Effective Amendment No. 62 to the Registration Statement on Form N-1A of Henderson Global Funds (the “Registrant”) to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Boston and the Commonwealth of Massachusetts on May 9, 2012.  The Trust is executing this Registration Statement only in respect of the disclosures contained herein specifically describing the Trust and the Portfolio, and hereby disclaims any responsibility or liability as to any other disclosures in this Registration Statement.

STATE STREET MASTER FUNDS

By:           /s/ James E. Ross
    James E. Ross
    President, State Street Master Funds

This Registration Statement on Form N-1A of the Registrant has been signed below by the following persons, solely in the capacities indicated and subject to the next following sentence, on May 9, 2012.  Each of the following persons is signing this Post-Effective Amendment No. 62 to this Registration Statement only in respect of the disclosures contained herein specifically describing the Trust and the Portfolio, and hereby disclaims any responsibility or liability as to any other disclosures in this Registration Statement.

SIGNATURE	TITLE

/s/ James E. Ross	Trustee and President (Principal Executive Officer), State Street Master Funds
James E. Ross

/s/ Laura F. Dell	Treasurer (Principal Accounting Officer), State Street Master Funds
Laura F. Dell

William L. Boyan*	Trustee, State Street Master Funds
William L. Boyan

Michael F. Holland*	Trustee, State Street Master Funds
Michael F. Holland

Rina K. Spence*	Trustee, State Street Master Funds
Rina K. Spence

Douglas T. Williams*	Trustee, State Street Master Funds
Douglas T. Williams

*By:           /s/ Mark E. Tuttle
     Mark E. Tuttle
     as Attorney-in-Fact pursuant to Powers of Attorney

POWER OF ATTORNEY

Each of the undersigned Trustees of State Street Master Funds (the “Master Trust”) hereby constitutes and appoints Ellen Needham, Vice President, Lance Dial, Esq., Joshua Weinberg, Esq., Ryan Louvar, Esq., Mark Tuttle, Esq., and Scott Habeeb, Esq., each of them with full powers of substitution, as his or her true and lawful attorney-in-fact and agent to execute in his or her name and on his or her behalf in any and all capacities the Registration Statements on Form N-1A, and any and all amendments thereto, and all other documents, filed by the Master Trust or its affiliates with the Securities and Exchange Commission (the “SEC”) under the Investment Company Act of 1940, as amended, and (as applicable) the Securities Act of 1933, as amended, and any and all instruments which such attorneys and agents, or any of them, deem necessary or advisable to enable the Master Trust or its affiliates to comply with such Acts, the rules, regulations and requirements of the SEC,  the securities, Blue Sky and/or corporate/trust laws of any state or other jurisdiction, including all documents necessary to ensure the Master Trust has insurance and fidelity bond coverage, and to file the same, with all exhibits thereto and other documents in connection therewith, with the SEC and such other jurisdictions, and the undersigned hereby ratifies and confirms as his or her own act and deed any and all acts that such attorneys and agents, or any of them, shall do or cause to be done by virtue hereof.  Any one of such attorneys and agents has, and may exercise, all of the powers hereby conferred.  The undersigned hereby revokes any Powers of Attorney previously granted with respect to the Master Trust concerning the filings and actions described herein.

IN WITNESS WHEREOF, the undersigned have hereunto set their hands as of the 16th day of February 2012.

SIGNATURE                                                      TITLE

/s/ Rina K. Spence                                             Trustee
Rina K. Spence

/s/ William L. Boyan                                           Trustee
William L. Boyan

/s/ Michael F. Holland                                         Trustee
Michael F. Holland

/s/ Douglas T. Williams                                       Trustee
Douglas T. Williams

Exhibit Index

Exhibit No.
EX-101.INS	XBRL Instance Document
EX-101.SCH	XBRL Taxonomy Extension Schema Document
EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase
EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase
EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase
EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase